INVESTMENT MANAGERS SERIES TRUST

235 W. Galena Street

Milwaukee, WI 53212

September 28, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”) Registration Statement on Form N-14 (File No. 333-248114)

Ladies and Gentlemen:

We are filing Pre-Effective Amendment No.1 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended, on Form N-14 (the “N-14 Registration Statement”), including exhibits thereto. The N-14 Registration Statement relates to (i) the reorganization of the 361 Managed Futures Strategy Fund into the 361 Global Managed Futures Strategy Fund, each a series of the Trust (together, the “Funds”), (ii) the approval of a new Trading Advisor, (iii) the appointment of an Investment Advisor to the Funds’ Subsidiary, and (iv) the approval of the “manager of managers” arrangement. The filing is being made to respond to comments received from the staff on September 2, 2020, September 17, 2020 and September 25, 2020 to the N-14 Registration Statement.

Please contact me at (626) 385-5777 with your questions or comments regarding this Registration Statement.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake

Secretary